Going Concern, Nature of Operations, and Corporate History (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Going Concern, Nature of Operations, and Corporate History (Textual)
Net loss	$ (1,663,985)	$ (2,933,057)	$ (5,465,486)	$ (8,761,061)	$ (11,138,312)	$ (8,081,764)
Negative cash flow from operations			(4,514,674)	(7,318,012)	(9,850,850)	(8,019,071)
Accumulated deficit	(57,988,567)		(57,988,567)		(52,441,337)	(41,118,433)
Cash and cash equivalents on hand	$ 2,152,233	$ 8,506,922	$ 2,152,233	$ 8,506,922	$ 5,971,995	$ 6,586,014	$ 6,157,264